Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 16, 2012
Registrant Name	dei_EntityRegistrantName	Jacob Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0001090372
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 16, 2012
Jacob Internet Fund (Prospectus Summary) | Jacob Internet Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMFX
Jacob Wisdom Fund (Prospectus Summary) | Jacob Wisdom Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JWSFX
Jacob Small Cap Growth Fund (Prospectus Summary) | Jacob Small Cap Growth Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JSCGX